Schedule of fair value measurement hierarchy of leasehold land and buildings (Details) - Leasehold land and buildings [member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets, at fair value	$ 16,532,686	$ 17,105,459
Recurring fair value measurement [member] | Industrial [member] | SINGAPORE
IfrsStatementLineItems [Line Items]
Assets, at fair value	16,532,686	17,105,459
Recurring fair value measurement [member] | Industrial [member] | SINGAPORE | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets, at fair value
Recurring fair value measurement [member] | Industrial [member] | SINGAPORE | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets, at fair value
Recurring fair value measurement [member] | Industrial [member] | SINGAPORE | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets, at fair value	$ 16,532,686	$ 17,105,459